As filed with the Securities and Exchange Commission on February 6, 2015

Securities Act File No. 2-14660

Investment Company Act No. 811-852

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 80 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 45 ☒

FPA PARAMOUNT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

11601 Wilshire Boulevard, Suite 1200

Los Angeles, California 90025

(Address of Principal Executive Offices)

(310)473-0225

(Registrant’s Telephone Number, including Area Code)

J. RICHARD ATWOOD, Treasurer	Copy to:
FPA PARAMOUNT FUND, INC.	MARK D. PERLOW, ESQ
11601 Wilshire Boulevard, Suite 1200	K&L Gates LLP
Los Angeles, California 90025	Four Embarcadero Center, Suite 1200
(Name and Address of Agent for Service)	San Francisco, California 94111

Approximate Date of Proposed Public Offering:

As soon as practicable after Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, $0.25 par value

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 6th day of February, 2015.

FPA PARAMOUNT FUND, INC.

By:	/s/ GREGORY A. HERR
Gregory A. Herr
Co-President &
Co-Chief Investment Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ GREGORY A. HERR	Co-President &	February 6, 2015
Gregory A. Herr	Co-Chief Investment Officer
(Principal Executive Officer)

/s/ J. RICHARD ATWOOD	Treasurer	February 6, 2015
J. Richard Atwood	(Principal Financial
Officer and Principal
Accounting Officer)

/s/ ERIC S. ENDE	Director	February 6, 2015
Eric S. Ende

/s/ THOMAS P. MERRICK	Director	February 6, 2015
Thomas P. Merrick

/s/ ALFRED E. OSBORNE, JR.	Director	February 6, 2015
Alfred E. Osborne, Jr.

/s/ A. ROBERT PISANO	Director	February 6, 2015
A. Robert Pisano

/s/ PATRICK B. PURCELL	Director	February 6, 2015
Patrick B. Purcell

/s/ ALLAN M. RUDNICK	Director	February 6, 2015
Allan M. Rudnick

EXHIBIT INDEX

EXHIBIT

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase